Debt	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
DEBT

4. DEBT

2022 Convertible notes (amended from notes payable) — related parties

On March 21, 2022, the Company entered into a promissory note agreement in the amount of $160,000 with Inscobee, one of its shareholders. On June 3, 2022, the Company received an additional $100,000 from Inscobee, as part of another promissory note agreement (together as “2022 Convertible Notes”). The 2022 Convertible Notes bear interest at 5% per annum and mature on the earlier of (a) the closing of an equity financing with proceeds to the Company of at least $3 million, or (b) July 15, 2022.

On December 5, 2023, the Company amended their promissory notes to be convertible and extended the maturity date of the convertible notes with the related parties to be the earlier of (i) December 31, 2026 or (ii) consummation of a qualified offering. The notes are convertible at a price of $1 per share. The purchase of convertible notes and cancellation of the old promissory notes was accounted for as a debt extinguishment that did not result in a gain/loss on extinguishment due to related party treatment. The conversion option was valued utilizing the Black-Scholes model, with the following inputs: volatility of 92.22%, current stock price of $1.96, expected dividend yield of 0% and a risk-free rate of return of 4.33%. The resulting value of the convertible option of $158,099 based on the allocation of relative fair value to cash proceeds, was applied towards additional paid-in capital and added as a discount on the convertible note. The note will be accreted over the remaining period through maturity at the calculated effective interest rate of approximately 41.4%.

As of December 31, 2024 and 2023, there was accrued interest in connection to the 2022 Convertible Notes of $34,745 and $22,137, respectively. Interest expenses were $12,608 and $13,000 for the years ended December 31, 2024 and 2023, respectively, and are included within accrued interest — related party on the accompanying balance sheet. There was accretion on the note’s debt discount of $31,569 and $1,997 for the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, the outstanding balance on the 2022 Convertible notes agreement, net of the unamortized debt discounts of $124,534 and $156,102, was $135,466 and $103,898, respectively.

2021 Convertible note — related party

On August 30, 2021, the Company received $400,000 in a convertible note agreement (“2021 Convertible Note”) with Apimeds Korea, one of its shareholders. The 2021 Convertible Note bears interest at 5% per annum and matures on the earlier of (a) the sale of the Company or (b) August 30, 2026. The 2021 Convertible Note is convertible at any time up through the maturity date. The number of shares of common stock shall be determined by dividing (x) the outstanding principal balance hereof plus accrued but unpaid interest by the first closing price on the first day of trading following a Qualified Direct Listing.

On December 5, 2023, the Company amended their convertible note to be convertible at $1 per share and extended the maturity date to be the earlier of (i) December 31, 2026 or (ii) consummation of a qualified offering. The repurchase and cancellation of the old note was accounted for as a debt extinguishment that did not result in any gain/loss on extinguishment due to related party treatment. The conversion option was valued utilizing the Black-Scholes model, with the following inputs: volatility of 92.22%, the fair value of the stock of $1.96, expected dividend yield of 0%, and a risk-free rate of return of 4.33%. The resulting value of the convertible option of $240,079, based on the allocation of relative fair value to cash proceeds, was applied towards additional paid-in capital and added as a discount on the convertible note. The note will be accreted over the remaining period through maturity at the calculated effective interest rate of approximately 40.6%.

As December 31, 2024 and 2023, there was accrued interest in connection with the 2021 Convertible Note of $66,137 and $46,740, respectively, and is included within accrued interest — related party on the accompanying unaudited condensed balance sheets. Interest expense was $19,397 and 20,000 as of December 31, 2024 and 2023, respectively. Accretion on the 2021 Convertible Note discount was $48,385 for year ended December 31, 2024 respectively, which is included within interest expense on the unaudited condensed statement of operations. There was accretion on the 2021 Convertible Note debt discount of $48,385 and $3,072 for the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, the outstanding balance on the 2021 Convertible Note, net of the unamortized debt discounts of $188,622 and $237,007, was $211,378 and $162,993, respectively.

2024 Promissory Notes — Related Parties

On May 20, 2024, the Company received $100,000 in a promissory note agreement with Inscobee Inc., one of its shareholders. On Aug 19, 2024, the Company received an additional $150,000 from Inscobee, as part of another promissory note agreement (together as “2024 Promissory Notes”). The 2024 Promissory Notes bear interest at 5% per annum and mature on the earlier of (a) the closing of an equity financing by the Company with gross proceeds of at least $3,000,000; or (b) May 19, 2025.

As of December 31, 2024, there was accrued interest in connection with the 2024 Promissory Notes of $5,760. Interest expense was $5,760 for the year ended December 31, 2024, and is included within accrued interest — related party on the accompanying unaudited condensed balance sheet.

2024 Short Term Borrowing

On July 19, 2024, the Company entered into a non-interest-bearing loan agreement with a private lender for $20,000. The note matured on August 31, 2024, or may be extended upon mutual agreement. This loan was paid off in full on August 27, 2024.